Commitments and contingencies	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
8	Commitments and contingencies

The Company has the following obligations over the next five fiscal years ending June 30, 2024:

Clinical development

The Company has entered into contracts for drug manufacturing and clinical study management and safety related to its Phase II clinical trials for a total of $659,343. Pursuant to the commitment for clinical trial management, the Company has paid a total of $142,568 in deposits related to study initiation and certain study costs. These deposits are available to be applied against invoices received from the contract research organization but have not been netted against the Company’s commitments for the fiscal year ended June 30, 2020.

Office lease

The Company currently rents its offices on a month-to-month basis at a rate of $2,844 (CA$3,725) per month. During the year ended June 30, 2019, the Company recorded $52,926 as rent expense (2018 — $58,434).